Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Selected Financial Information Relating to Group’s Segments

The following table presents selected financial information relating to the Group’s segments:

For the year ended December 31, 2019:	Overseas art study services	Others	Consolidated
	RMB	RMB	RMB
Net revenues	82,376,727	15,393,440	97,770,167
Operating cost and expenses:
Cost of revenues	50,365,985	11,548,517	61,914,502
Research and development	—	11,817,255	11,817,255
Selling and marketing	27,859,200	6,253,012	34,112,212
Unallocated corporate expenses*	—	—	81,923,516
Impairment loss of intangible assets and other non-current assets	—	8,932,439	8,932,439
Provision for loan receivable and other receivables	—	17,430,825	17,430,825
Total operating cost and expenses	78,225,185	55,982,048	216,130,749
Other operating income, net	—	588,147	588,147
Income (loss) from continuing operations	4,151,542	(40,000,461)	(117,772,435)

For the year ended December 31, 2018:	Others	Consolidated
	RMB	RMB
Net revenues	1,338,592	1,338,592
Operating cost and expenses:
Cost of revenues	4,251,451	4,251,451
Research and development	19,594,484	19,594,484
Selling and marketing	5,570,169	5,570,169
General and administrative	43,507,856	43,507,856
Total operating cost and expenses	72,923,960	72,923,960
Other operating income, net	3,793,418	3,793,418
Loss from continuing operations	(67,791,950)	(67,791,950)
For nine months ended December 31, 2017:	Others	Consolidated
	RMB	RMB
Net revenues	5,185,822	5,185,822
Operating cost and expenses:
Cost of revenues	3,785,865	3,785,865
Research and development	15,415,780	15,415,780
Selling and marketing	4,539,473	4,539,473
General and administrative	40,132,709	40,132,709
Total operating cost and expenses	63,873,827	63,873,827
Other operating income, net	—	—
Loss from continuing operations	(58,688,005)	(58,688,005)